SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of net revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 4,495,755	$ 3,273,308	$ 2,562,984
Small class tutoring services, personalized premium services and others
Disaggregation of Revenue [Line Items]
Revenues	3,221,161	2,655,323	2,223,347
Online education services through www.xueersi.com
Disaggregation of Revenue [Line Items]
Revenues	$ 1,274,594	$ 617,985	$ 339,637